Cover	12 Months Ended
Dec. 31, 2022
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	WETOUCH TECHNOLOGY INC.
Entity Central Index Key	0001826660
Entity Tax Identification Number	20-4080330
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	No. 29, Third Main Avenue
Entity Address, Address Line Two	Shigao Town, Renshou County
Entity Address, Address Line Three	Meishan
Entity Address, City or Town	Sichuan
Entity Address, Postal Zip Code	620500
City Area Code	86
Local Phone Number	028-37390666
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	VCorp Services, LLC
Entity Address, Address Line Two	701 S. Carson Street
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89701
City Area Code	888
Local Phone Number	528-2677